RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

The Company’s related parties include companies under common control as well as key management personnel.

Transactions with key management personnel

The Company’s key management consists of directors and executives. The key management personnel remuneration totals $725,715 (2025 - $730,596) and benefits total $90,506 (2025 - $77,650) for the six-months period ended June 30, 2026. The accounts payable and accrued liabilities related to key management personnel totals $294,533 as at June 30, 2026 (2025 - $451,710). All amounts represent short-term employee benefits.